DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments Narrative Details Abstract
Recognized losses (gain) related to derivative instruments	$ (177)	$ 2,605	$ 2,162
Derivative, notional amount	32,021	24,267
Fair value of derivative instruments other current assets	1,068	$ 680
Aggregate fair value of all derivative assets designated as hedging instruments	$ 1,068